Investment Objectives and Goals	Dec. 24, 2025
Longview Advantage Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - Longview Advantage Fixed Income ETF [LVIG]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Longview Advantage Fixed Income ETF (the “Fixed Income Fund” or the “Fund”) is to seek long-term capital appreciation.
Longview Advantage Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - Longview Advantage Real Estate ETF [LVRE]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Longview Advantage Real Estate ETF (the “Real Estate Fund” or the “Fund”) is to seek long-term capital appreciation.